Restructuring and Other Expense, Net - Schedule of Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 10, 2015	Jan. 03, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, gross profit		$ 2,492	$ 2,046	$ 2,046
Restructuring expenses, operating income	$ 120	2,248		5,265
Restructuring Plan Prior to 2013 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, gross profit			432
Restructuring expenses, operating income				37
2013 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, gross profit		374	$ 1,614
Restructuring expenses, operating income	143	1,288		$ 5,228
2015 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses, gross profit		2,118
Restructuring expenses, operating income	$ (23)	$ 960